UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2018 to June 30, 2018

Commission File Number of issuing entity: 333-206684-09

Central Index Key Number of issuing entity: 0001742444

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2018-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206684

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Jason Micheletto, Phone: 214-797-3037

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

82-6988645

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10–D/A relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10–D/A relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the monthly distribution period from June 1, 2018 to June 30, 2018, as filed with the Securities and Exchange Commission on July 16, 2018 (the “Original Form 10-D”), is to amend Exhibit 99.1 to the Original Form 10-D in the manner set forth under Item 9 of Part II below. No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. This Amendment No. 1 does not reflect events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on July 16, 2018 (the “Form ABS-EE”) is incorporated into this Form 10-D/A by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D/A by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Exhibit 99.1 to the Original Form 10-D, which is attached hereto as Exhibit 99.1, is hereby amended by replacing in their entirety the three paragraphs in Section X thereof with the following:

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On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates to satisfy the obligations of Santander Consumer under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the date hereof (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules. Santander Consumer determined that the fair value, as of the Closing Date, of the Notes and the Certificates is $ 1,292,312,270, and that the fair value of the Certificates is approximately $109,509,074, which is approximately 8.47% of the fair value of the Notes and the Certificates. Santander Consumer, or an affiliate of Santander Consumer, retained all of the Certificates as of the Closing Date. The portion of the Retained Interest being retained to satisfy the requirements of Regulation RR is 59.00% Percentage Interest in the Certificates, which Santander Consumer determined to have a fair value of approximately $64,615,614 as of the Closing Date, which is 5.00% of the fair value of the Notes and the Certificates. There were no material changes in the method or inputs and assumptions used by Santander Consumer to calculate the fair value of the Notes and the Certificates as of the Closing Date from the methods or inputs and assumptions used by Santander Consumer to calculate the fair value in the Preliminary Prospectus for the Notes dated June 13, 2018.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D/A:

Exhibit 99.1	Monthly Servicer’s Certificate dated July 11, 2018

Exhibit 102	Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on July 16, 2018)

Exhibit 103	Asset Related Document (Additional Explanatory Narrative) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on July 16, 2018)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 10, 2018
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2018-3
(Issuing Entity)
By: SANTANDER CONSUMER USA INC.
(Servicer)
	By:	/s/ Jason Micheletto
Name: Jason Micheletto
Title: Vice President, Corporate Treasury Reporting

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